CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,374,000
Total Current Assets	356,978,000
Total Assets	490,955,000
Current liabilities
Accrued expenses	12,418,000
Total Current Liabilities	394,542,000
Total Liabilities	398,460,000
Commitments and Contingencies
Stockholders' Deficit
Additional paid-in capital	46,592,000
Accumulated deficit	48,643,000
Total Stockholders' Equity	92,495,000	$ 109,828,000
Total Liabilities and Stockholders' Equity	490,955,000
ADARA ACQUISITION CORP
Current assets
Cash	17,956	724,410
Prepaid expenses	2,500	199,166
Total Current Assets	20,456	923,576
Marketable securities held in Trust Account	117,809,450	116,160,281
Total Assets	117,829,906	117,083,857
Current liabilities
Accrued expenses	1,642,990	440,245
Income taxes payable	264,485
Advance from related party	30,582
Promissory note	471,599
Total Current Liabilities	2,409,656	440,245
Warrant Liabilities	693,900	4,860,800
Total Liabilities	3,103,556	5,301,045
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 0 shares issued or outstanding as of December 31, 2022 and 2021
Accumulated deficit	(2,414,653)	(4,367,476)
Total Stockholders' Equity	(2,414,365)	(4,367,188)
Total Liabilities and Stockholders' Equity	117,829,906	117,083,857
ADARA ACQUISITION CORP | Class B common Stock
Stockholders' Deficit
Common Stock: No Par Value, Authorized 1000 shares Issued 957 Shares, Outstanding 900 Shares as of December 31, 2022, and June 30, 2022	288	288
ADARA ACQUISITION CORP | Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 11,500,000 shares at $10.19 and $10.10 redemption value at December 31, 2022 and 2021, respectively	$ 117,140,715	$ 116,150,000